UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23483

Axonic Funds

(exact name of registrant as specified in charter)

520 Madison Avenue, 42nd Floor

New York, NY 10022

(Address of Principal Office)

Clayton DeGiacinto, President

c/o Axonic Capital LLC

520 Madison Avenue, 42nd Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of information to:

Jeffrey Skinner

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: (212) 259-0430

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021 – April 30, 2022

Item 1.	Report to Stockholders.

(a)

AXONIC STRATEGIC INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2022

TABLE OF CONTENTS

Portfolio Update	1
Disclosure of Fund Expenses	3
Consolidated Schedule of Investments	4
Consolidated Statement of Assets and Liabilities	13
Consolidated Statement of Operations	14
Consolidated Statement of Changes in Net Assets	15
Financial Highlights	16
Notes to Consolidated Financial Statements	18
Additional Information	25
Liquidity Risk Management Program	26
Trustees and Officers	27
Privacy Policy	29

Axonic Strategic Income Fund	Portfolio Update

April 30, 2022 (Unaudited)

Average Annual Total Returns (as of April 30, 2022)

	1 Month	Quarter	6 Month	1 Year	Since Inception*
Axonic Strategic Income Fund – A – NAV	-0.19%	-1.90%	-1.84%	0.74%	4.49%
Axonic Strategic Income Fund – A – LOAD	-2.48%	-4.10%	-4.06%	-1.54%	3.17%
Axonic Strategic Income Fund – I – NAV	-0.29%	-1.88%	-1.63%	1.15%	1.81%
Bloomberg Barclays US Aggregate Bond Index(a)	-3.79%	-7.51%	-9.47%	-8.51%	-6.00%

Past performance does not guarantee future results. Investment returns, and principal value of the Fund will fluctuate so that shares may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted above. For current performance information, please call 1-833-429-6642. Total annual fund operating expense (as reported in the February 28, 2022 Prospectus) for the I shares is 1.05% gross and 1.05% net and for the A shares is 1.64% gross and 1.51% net. The Fund’s investment adviser, Axonic Capital LLC (the“Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has contractually agreed to waive Advisory Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses to not more than 1.10% of average daily net assets. The Expense Limitation Agreement is currently in effect until December 31, 2023. Class A (Maximum Offering Price) performance reflects the fund’s maximum sales charge of 2.25%.

*	Class A has an inception date of July 16, 2020. Class I has an inception date of December 30, 2019.
(a)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, if repurchased, may be worth more or less than their original cost. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions. For the most current month-end performance please call 1-833-429-6642 (833-4Axonic) or download one at www.axonicfunds.com.

Performance of $10,000 Initial Investment (as of April 30, 2022)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

Semi-Annual Report | April 30, 2022	1

Axonic Strategic Income Fund	Portfolio Update

April 30, 2022 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL	2.52%
SB Multifamily Repack Trust, Series 2020-FRR1, Class A	1.98%
FREMF Mortgage Trust, Series 2018-KF49, Class C	1.98%
Hertz Vehicle Financing III LP, Series 2021-2A, Class D	1.92%
Sitka Holdings LLC	1.61%
Granite Point Mortgage Trust, Inc.	1.42%
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58	1.30%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ	1.19%
MFA Financial, Inc.	1.17%
FREMF Mortgage Trust, Series 2016-K722, Class D	1.09%
Top Ten Holdings	16.18%

Portfolio Composition (as a % of Net Assets)*

Commercial Mortgage-Backed Securities	27.60%
Residential Mortgage-Backed Securities	19.96%
Asset-Backed Securities	18.44%
Convertible Corporate Bonds	4.85%
Corporate Bonds	4.76%
Preferred Stocks - Financials	2.71%
Bank Loans	2.55%
Common Stocks - Financials	0.76%
Cash Equivalents & Other Net Assets	18.37%
100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

2	www.axonicfunds.com

Axonic Strategic Income Fund	Disclosure of Fund Expenses

April 30, 2022 (Unaudited)

As a shareholder of the Axonic Strategic Income Fund (the "Fund"), you will incur two types of costs: (1) transaction costs, including any applicable redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2021 and held through April 30, 2022.

Actual Expenses

The first line under each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period November 1, 2021 – April 30, 2022” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the second line under each class of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expense Ratio(a)	Expenses Paid During Period November 1, 2021 - April 30, 2022(a)
Axonic Strategic Income Fund
Class A
Actual	$1,000.00	$981.60	1.50%	$7.37
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	1.50%	$7.50
Institutional
Actual	$1,000.00	$983.70	0.99%	$4.87
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	0.99%	$4.96

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(a)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2022	3

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.76%)
Financials (0.76%)
ACRES Commercial Realty Corp. REIT	91,094	$1,045,759
Granite Point Mortgage Trust, Inc. REIT	259,570	2,525,616
Ladder Capital Corp. REIT	461,531	5,256,838
New Residential Investment Corp. REIT	13,206	137,342
PennyMac Financial Services, Inc. REIT	6,390	310,298
Redwood Trust, Inc. REIT	44,220	428,934
TPG RE Finance Trust, Inc. REIT	109,550	1,155,753
		10,860,540
TOTAL COMMON STOCKS
(Cost $12,099,052)		10,860,540

PREFERRED STOCKS (2.71%)
Financials (2.71%)
ACRES Commercial Realty Corp., Series D, 7.88%(a)	200,000	4,848,000
Arbor Realty Trust, Series D, 6.38%(a)	200,000	4,448,000
Arbor Realty Trust, Series F, 6.25%(a)	200,000	4,848,000
Granite Point Mortgage Trust, Inc., Series A, 1D US SOFR + 5.83%(a)(b)	262,830	5,989,896
KKR Real Estate Finance Trust, Inc., Series A, 6.50%(a)	193,692	4,669,914
MFA Financial, Inc., Series B, 7.50%(a)	58,051	1,401,932
New Residential Investment Corp., 5Y US TI + 6.223%(a)(b)	166,420	3,897,556
New York Mortgage Trust, Inc., Series F, 6.88%(a)(b)	187,940	4,450,419
Ready Capital Corp., Series E, 6.50%(a)	18,013	398,448
TPG RE Finance Trust, Inc., Series C, 6.25%(a)	160,000	3,340,000
		38,292,165
TOTAL PREFERRED STOCKS
(Cost $41,146,956)		38,292,165

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (18.44%)
ACC Trust, Series 2022-1, Class D(c)	6.65%	10/20/24	$14,306,000	$13,822,457
Affirm Asset Securitization Trust, Series 2021-B, Class E(c)	4.61%	04/15/24	4,200,000	3,916,080
Avant Credit Card Master Trust, Series 2021-1A, Class D(c)	4.28%	10/15/24	3,500,000	3,298,050
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(c)	5.30%	06/15/25	2,570,705	2,313,377
Castlelake Aircraft Structured Trust 2017-1R, Series 2021-1R, Class A(c)	2.74%	04/15/27	1,445,814	1,273,184
Castlelake Aircraft Structured Trust 2017-1R, Series 2021-1R, Class B(c)	3.92%	04/15/27	1,124,807	927,966
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)	6.50%	08/15/25	13,763,802	8,946,471
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(c)	3.97%	04/15/26	5,839,870	5,248,875
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B(c)	5.10%	04/15/26	2,422,091	2,179,640
Castlelake Aircraft Structured Trust, Series 2021-1A, Class B(c)	6.66%	07/15/27	2,232,132	1,851,285
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C(c)	7.00%	10/15/26	10,008,292	7,256,012
Clsec Holdings 22t LLC, Series 2021-1, Class C(c)	6.17%	11/10/28	7,383,843	7,014,650
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class C(c)	5.99%	12/28/26	3,700,000	3,414,360
DT Auto Owner Trust 2022-1, Series 2022-1A, Class E(c)	5.53%	11/17/25	3,170,000	3,100,894
Falcon Aerospace, Ltd., Series 2019-1, Class A(c)	3.60%	09/15/26	786,123	695,326
Falcon Aerospace, Ltd., Series 2019-1, Class B(c)	4.79%	09/15/26	1,694,666	1,499,779
Fat Brands Fazoli's Native I LLC, Series 2021-1, Class B2(c)	7.00%	07/25/23	2,000,000	1,922,000

See Notes to Consolidated Financial Statements.

4	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2022 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class B2(c)	7.00%	07/25/23	$6,000,000	$5,905,200
Fat Brands Twin Peaks I LLC, Series 2021-1A, Class B2(c)	9.00%	07/25/23	3,000,000	2,955,000
First Investors Auto Owner Trust, Series 2021-1A, Class F(c)	5.37%	02/15/25	1,270,000	1,257,173
Flexential Issuer 2021-1, Series 2021-1A, Class C(c)	6.93%	11/25/26	8,000,000	7,583,200
GAIA Aviation, Ltd., Series 2019-1, Class B(c)(d)	5.19%	12/15/26	17,128,797	15,414,205
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(c)	4.34%	12/25/26	30,000,000	27,171,000
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(c)	4.46%	12/15/25	1,316,140	1,196,240
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class B(c)	5.27%	12/15/25	1,080,960	972,755
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(c)	3.72%	07/15/26	1,946,401	1,714,973
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class B(c)	4.70%	07/15/26	2,483,333	2,191,542
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(c)	3.43%	11/15/26	4,758,445	4,320,668
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class B(c)	4.46%	11/15/26	7,082,262	6,373,328
JOL Air, Ltd., Series 2019-1, Class A(c)	3.97%	04/15/26	1,012,221	933,875
JOL Air, Ltd., Series 2019-1, Class B(c)	4.95%	04/15/26	16,633,502	15,119,854
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(c)	8.48%	07/25/25	2,350,000	2,333,550
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(c)	6.12%	12/16/24	3,000,000	2,900,400
LUNAR AIRCRAFT, Ltd., Series 2020-1A, Class A(c)	3.38%	02/15/27	1,086,038	953,433
LUNAR AIRCRAFT, Ltd., Series 2020-1A, Class B(c)	4.34%	02/15/27	3,823,957	3,365,082
MAPS 2021-1 Trust, Series 2021-1A, Class C(c)	5.44%	06/15/28	5,506,250	4,680,312
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class C(c)	4.21%	12/20/22	7,500,000	7,293,000
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class D(c)	6.26%	12/20/22	12,000,000	11,785,200
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(c)	3.97%	06/15/26	2,902,113	2,678,361
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(c)	4.95%	06/15/26	1,656,250	1,490,459
Project Silver, Series 2019-1, Class A(c)	3.97%	07/15/26	11,389,512	10,161,723
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F(c)	5.79%	07/15/25	1,370,000	1,354,656
SOLRR Structured Aircraft Portfolio Notes, Series 2021-1, Class C(c)	5.68%	09/15/28	8,855,276	8,412,512
START Ireland, Series 2019-1, Class B(c)	5.10%	03/15/26	2,940,043	2,697,489
Stellar Jay Ireland DAC, Series 2021-1, Class B(c)	5.93%	03/15/28	4,772,600	4,765,864
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(c)	5.93%	05/15/28	11,064,221	9,957,799
Thunderbolt II Aircraft Lease, Ltd., Series 2018-A, Class A(c)(d)	4.15%	09/15/38	1,680,155	1,489,457
Thunderbolt II Aircraft Lease, Ltd., Series 2018-A, Class B(c)(d)	5.07%	09/15/38	3,491,964	3,081,659
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class A(c)	3.67%	11/15/26	4,023,628	3,570,970
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	10,868,487	9,659,368
WAVE LLC, Series 2019-1, Class B(c)	4.58%	09/15/27	6,963,966	6,305,332

TOTAL ASSET-BACKED SECURITIES
(Cost $279,179,960)				260,726,045

BANK LOANS (2.55%)
BRE Select Service(e)	6.75%	07/15/22	14,994,102	14,838,728
Copper Hill Sportsmans RT	4.25%	02/01/27	7,331,021	6,611,522
Fly Willow Funding, Ltd.(b)	7.00%	10/15/25	5,775,515	5,775,515
KREF Holdings X LLC(b)	3M US L + 3.50%	09/01/27	5,887,725	5,814,128
UTEX-DEFEASED(e)	6.48%		3,013,669	3,013,669

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2022	5

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2022 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value

TOTAL BANK LOANS
(Cost $36,045,796)				36,053,562

COMMERCIAL MORTGAGE-BACKED SECURITIES (27.60%)
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class E(b)(c)	1M US L + 3.20%	03/15/34	$11,000,000	$10,591,900
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class F(b)(c)	1M US SOFR + 5.47%	01/15/24	2,515,229	2,433,735
Banc of America Commercial Mortgage Trust, Series 2007-4, Class H(b)(c)	6.07%	02/10/51	4,925,246	4,800,637
BBCMS Mortgage Trust, Series 2018-TALL, Class E(b)(c)	1M US L + 2.44%	03/15/37	12,161,000	11,760,903
BCP Trust, Series 2021-330N, Class E(b)(c)	1M US L + 3.64%	06/15/23	15,300,000	15,004,710
BCP Trust, Series 2021-330N, Class F(b)(c)	1M US L + 4.63%	06/15/23	8,500,000	8,088,600
Beast Mortgage Trust, Series 2021-1818, Class F(b)(c)	1M US L + 4.45%	03/15/26	3,125,000	3,091,875
BX Mortgage Trust, Series 2022-MVRK, Class G(b)(c)	1M US SOFR + 5.607%	03/15/27	14,000,000	13,799,800
BX Trust, Series 2019-ATL, Class G(b)(c)	1M US L + 3.49%	10/15/36	8,242,707	7,786,061
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(b)(c)	4.66%	04/15/24	4,600,000	4,231,080
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(c)	4.52%	09/15/29	4,988,052	4,193,954
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58(c)	0.00%	09/29/29	24,870,000	18,326,703
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class G(b)(c)	3.54%	07/15/26	6,311,003	4,956,662
Credit Suisse Mortgage Capital Certificates, Series 2020-FACT, Class F(b)(c)	1M US L + 6.16%	10/15/25	11,500,000	11,397,650
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class F(b)(c)	3.65%	07/15/26	11,700,000	9,567,090
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2(b)(c)	30D US SOFR + 4.00%	11/25/51	14,086,000	13,309,861
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2018-Q008, Class X(b)	1.87%	12/25/24	66,407,563	1,162,132
FREMF Mortgage Trust, Series 2016-K722, Class D(c)(f)	0.00%	05/25/23	16,711,242	15,476,281
FREMF Mortgage Trust, Series 2016-KF24, Class B(b)(c)	1M US L + 5.00%	10/25/26	3,735,878	3,888,302
FREMF Mortgage Trust, Series 2018-KF49, Class C(b)(c)	1M US L + 6.00%	06/25/25	27,293,981	27,924,472
FRESB Mortgage Trust, Series 2019-SB66, Class X1(b)(g)	1.04%	07/25/29	38,922,351	2,280,850
FRESB Mortgage Trust, Series 2020-SB76, Class X1(b)(g)	1.30%	05/25/30	13,715,166	798,223
FRESB Mortgage Trust, Series 2020-SB77, Class X1(b)(g)	1.05%	06/25/27	19,324,066	1,165,241
FRESB Mortgage Trust, Series 2020-SB78, Class X1(b)(g)	1.26%	06/25/30	31,193,502	1,818,581
FRESB Mortgage Trust, Series 2020-SB79, Class X1(b)(g)	1.21%	07/25/40	16,308,385	1,151,372
FRESB Mortgage Trust, Series 2020-SB80, Class X1(b)(g)	1.24%	09/25/30	64,331,804	4,097,936
FRESBMortgage Trust, Series 2020-SB81, Class X1(b)(g)	1.17%	10/25/30	23,348,830	1,505,999
FRESB Mortgage Trust, Series 2021-SB82, Class X1(b)(g)	1.22%	10/25/40	54,529,880	2,781,024
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(g)	0.98%	01/25/41	31,575,367	1,487,200
FRESB Mortgage Trust, Series 2021-SB84, Class X1(b)(g)	0.67%	01/25/31	32,726,796	1,259,982
FRR Re-Remic Trust, Series 2018-C1, Class C720(b)(c)(f)	0.00%	08/27/47	6,894,000	6,812,651
Government National Mortgage Association, Series 2018-16, Class IO(b)(g)	0.58%	03/16/59	79,363,808	3,349,153

See Notes to Consolidated Financial Statements.

6	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2022 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7(c)	3.91%	08/05/22	$3,000,000	$2,780,100
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10(c)	4.15%	08/05/22	2,214,207	2,015,371
Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL(b)(c)	1M US L + 1.83%	08/05/34	36,823,000	35,677,805
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ(b)	6.50%	02/15/51	16,921,347	16,791,053
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class AM(b)	7.06%	02/12/51	3,893,190	2,504,879
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class G(b)(c)	1M US SOFR + 4.2748%	04/15/27	7,220,000	6,945,640
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(c)	2.72%	12/15/24	8,311,000	7,469,096
MTK Mortgage Trust, Series 2021-GRNY, Class F(b)(c)	1M US L + 5.80%	12/15/23	2,600,000	2,538,120
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F(b)(c)	1M US SOFR + 5.28517%	03/15/27	10,000,000	9,952,000
NCMF Trust, Series 2022-MFP, Class G(b)(c)	1M US SOFR + 5.128%	03/15/27	12,600,000	12,571,020
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(c)	5.60%	05/27/26	27,860,310	28,041,402
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)	1M US SOFR + 5.00%	02/15/24	10,899,872	10,718,934
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(b)(c)	4.93%	03/25/27	450,299	435,114
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M6(b)(c)	6.30%	02/25/28	545,429	491,277
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(b)(c)	6.79%	10/29/29	1,995,568	1,906,108
Velocity Commercial Capital Loan Trust, Series 2019-3, Class M5(b)(c)	4.73%	08/25/28	397,356	379,349
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6(b)(c)	5.69%	02/25/50	1,422,600	1,272,683
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(b)(c)	5.03%	03/25/31	2,636,282	2,376,901
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(b)(c)	5.03%	11/25/31	751,765	673,758
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M5(b)(c)	5.88%	06/25/32	4,072,062	3,653,569
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M6(b)(c)	5.88%	08/25/33	2,417,468	2,160,068
Velocity Commercial Capital Loan Trust, Series 2022-2, Class M5(b)(c)	5.88%	04/25/52	3,757,783	3,329,771
VMC Finance LLC, Series 2021-HT1, Class B(b)(c)	1M US L + 4.50%	01/18/37	10,000,000	9,755,000
Wells Fargo Re-Remic Trust, Series 2013-FRR1, Class CK20(c)(f)	0.00%	06/27/22	5,392,708	5,332,310

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $407,742,653)				390,071,948

CONVERTIBLE CORPORATE BONDS (4.85%)
Granite Point Mortgage Trust, Inc.(c)	5.63%	12/01/22	12,009,000	11,945,352
Granite Point Mortgage Trust, Inc.	6.38%	10/01/23	20,134,000	20,047,424
MFA Financial, Inc.	6.25%	06/15/24	16,734,000	16,509,764
PennyMac Corp.	5.50%	11/01/24	1,500,000	1,499,250

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2022	7

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2022 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
PennyMac Corp.	5.50%	03/15/26	$2,509,000	$2,349,453
Redwood Trust, Inc.	5.63%	07/15/24	1,763,000	1,685,957
RWT Holdings, Inc.	5.75%	10/01/25	12,800,000	11,936,000
Western Asset Mortgage Capital Corp.	6.75%	10/01/22	2,500,000	2,520,000

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $69,103,883)				68,493,200

CORPORATE BONDS (4.76%)
ACRES Commercial Realty Corp.	5.75%	08/15/26	2,000,000	1,975,000
Ambac Assurance Corp.(a)(c)	5.10%		15,135,547	15,135,547
Apollo Commercial Real Estate Finance, Inc.(c)	4.63%	06/15/29	7,000,000	6,125,000
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)	0.00%	03/15/30	7,076,849	4,108,111
New Residential Investment Corp.(c)	6.25%	10/15/25	15,835,000	15,162,013
Nexpoint Real Estate Finance, Inc.	5.75%	05/01/26	2,000,000	2,017,500
Sitka Holdings LLC(b)(c)	3M US L + 4.50%	07/06/26	23,477,000	22,772,690

TOTAL CORPORATE BONDS
(Cost $73,833,208)	67,295,861

RESIDENTIAL MORTGAGE-BACKED SECURITIES (19.96%)
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(c)(d)	5.61%	07/25/23	1,000,000	1,005,732
Alternative Loan Trust, Series 2005-11CB, Class 3A2(b)	1M US L + 0.50%	06/25/35	960,614	785,957
Alternative Loan Trust, Series 2006-14CB, Class A5(b)	1M US L + 0.70%	06/25/36	2,428,662	1,261,552
Alternative Loan Trust, Series 2006-40T1, Class 1A3(b)	1M US L + 0.55%	01/25/37	5,580,458	3,862,790
Alternative Loan Trust, Series 2006-41CB, Class 2A7(b)	1M US L + 0.60%	01/25/37	3,259,310	1,717,234
Alternative Loan Trust, Series 2006-41CB, Class 2A8(b)	1M US L + 0.65%	01/25/37	3,416,159	1,803,572
Alternative Loan Trust, Series 2006-OA10, Class 3A1(b)	1M US L + 0.38%	08/25/46	1,816,187	1,742,171
Alternative Loan Trust, Series 2007-2CB, Class 1A12(b)	1M US L + 0.50%	03/25/37	1,796,467	1,002,616
AMSR , Series 2021-SFR3, Class G(c)	3.80%	10/17/26	7,000,000	6,438,185
Angel Oak Mortgage Trust, Series 2022-1, Class B2(b)(c)	4.08%	01/25/26	1,185,369	1,037,753
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A3(b)	1M US L + 0.25%	04/25/37	888,653	1,058,409
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A4(b)	1M US L + 0.35%	04/25/37	511,692	518,730
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class M1(b)	1M US L + 0.40%	10/25/37	3,986,727	3,258,286
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2A(b)	1M US L + 0.24%	10/25/36	356,522	424,556
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2G(b)	1M US L + 0.24%	10/25/36	2,849,685	3,393,455
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(b)	1M US L + 0.20%	03/25/37	7,520,853	7,455,868
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class G2AB(b)	1M US L + 0.24%	04/25/37	6,681,436	6,680,296
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A2G(b)	1M US L + 0.22%	06/25/37	981,984	968,721

See Notes to Consolidated Financial Statements.

8	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2022 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2(b)	1M US L + 0.23%	06/25/37	$2,535,558	$2,487,190
Bellemeade Re, Ltd., Series 2020-2A, Class M2(b)(c)	1M US L + 6.00%	08/26/30	2,406,753	2,521,471
Bellemeade Re, Ltd., Series 2020-3A, Class B1(b)(c)	1M US L + 6.35%	10/25/30	2,000,000	2,068,862
Boston Lending Trust, Series 2022-1, Class M2(b)(c)	2.75%	02/25/27	2,515,682	2,062,608
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A51(b)	1M US L + 0.60%	05/25/37	2,337,801	1,034,467
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1(b)	1M US L + 0.60%	02/25/37	1,535,635	1,319,739
COLT Mortgage Loan Trust, Series 2022-1, Class B2(b)(c)	4.10%	12/27/66	2,000,000	1,702,199
COLT Mortgage Loan Trust, Series 2022-3, Class B1(b)(c)	4.23%	02/25/67	6,691,547	5,927,907
COLT Mortgage Loan Trust, Series 2022-3, Class B2(b)(c)	4.23%	02/25/67	3,137,906	2,685,462
COLT Mortgage Loan Trust, Series 2022-4, Class B1(b)(c)	4.52%	03/25/67	2,100,000	1,895,532
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1(b)(c)	1M US L + 3.25%	01/25/40	2,067,379	1,935,430
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1(b)(c)	30D US SOFR + 3.10%	10/25/41	1,540,000	1,438,597
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2(b)(c)	30D US SOFR + 5.50%	12/25/41	2,500,000	2,239,063
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B1(b)(c)	30D US SOFR + 3.15%	12/25/41	1,470,951	1,368,573
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2(b)(c)	30D US SOFR + 6.00%	12/25/41	1,100,000	996,692
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1(b)(c)	30D US SOFR + 4.50%	01/25/27	2,750,000	2,609,681
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1B1(b)(c)	30D US SOFR + 6.25%	03/25/42	2,472,400	2,558,934
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM3, Class B2(b)(c)	4.13%	04/25/66	800,000	682,538
CSMC, Series 2010-6R, Class 2A7(c)	6.25%	05/26/48	3,143,337	2,861,248
Deephaven Residential Mortgage Trust, Series 2020-2, Class B3(b)(c)	5.85%	05/25/65	3,030,707	2,982,739
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2(b)(c)	3.96%	02/25/25	1,600,000	1,479,226
Deephaven Residential Mortgage Trust, Series 2021-3, Class B2(b)(c)	4.13%	09/25/25	2,800,000	2,348,756
Deephaven Residential Mortgage Trust, Series 2022-1, Class B2(b)(c)	4.32%	01/25/26	2,628,000	2,288,704
Dominion Mortgage Trust, Series 2021-RTL1, Class M(c)(d)	5.73%	02/25/25	3,500,000	3,393,155
Freddie Mac STACR Remic Trust, Series 2020-DNA2, Class B2(b)(c)	1M US L + 4.80%	02/25/50	3,423,457	3,089,909
Freddie Mac STACR Remic Trust, Series 2020-DNA4, Class B2(b)(c)	1M US L + 10.00%	08/25/50	2,622,404	3,168,048
Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2(b)(c)	30D US SOFR + 5.65%	12/25/50	1,150,000	1,088,725
Freddie Mac STACR Remic Trust, Series 2021-DNA5, Class B1(b)(c)	30D US SOFR + 3.05%	01/25/34	6,330,000	5,983,700
Freddie Mac STACR Remic Trust, Series 2021-DNA6, Class B1(b)(c)	30D US SOFR + 3.40%	10/25/41	7,959,000	7,453,907
Freddie Mac STACR Remic Trust, Series 2021-HQA3, Class B1(b)(c)	30D US SOFR + 3.35%	09/25/41	3,000,000	2,713,047
Freddie Mac STACR Remic Trust, Series 2022-DNA1, Class B1(b)(c)	30D US SOFR + 3.40%	01/25/42	3,600,000	3,308,530
Freddie Mac STACR Remic Trust, Series 2022-DNA1, Class B2(b)(c)	30D US SOFR + 7.10%	01/25/42	1,050,000	945,436
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1(b)(c)	30D US SOFR + 3.40%	08/25/33	7,500,000	7,082,352

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2022	9

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2022 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B2(b)(c)	30D US SOFR +6.00%	08/25/33	$1,688,556	$1,609,262
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(b)(c)	4.21%	07/25/61	1,000,000	865,958
Home Partners of America , Series 2021-2, Class G(c)	4.51%	12/17/26	5,932,874	5,515,200
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class B2(b)(c)	4.36%	06/25/56	2,785,000	2,370,155
Lehman Mortgage Trust, Series 2005-2, Class 2A1(b)	1M US L + 0.68%	12/25/35	5,724,261	3,681,735
Lehman Mortgage Trust, Series 2005-2, Class 3A1(b)	1M US L + 0.75%	12/25/35	1,515,420	885,633
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)	1M US L + 0.60%	01/25/37	1,819,443	1,192,183
Lehman XS Trust, Series 2007-6, Class 3A31(d)	4.44%	05/25/37	3,399,888	3,206,279
Lehman XS Trust, Series 2007-6, Class 3A32(b)	1M US L + 0.50%	05/25/37	3,861,098	3,601,222
LHOME Mortgage Trust, Series 2020-RTL1, Class M(c)(d)	4.95%	10/25/22	1,300,000	1,280,500
LHOME Mortgage Trust, Series 2020-RTL2, Class M(c)	7.87%	04/25/23	6,250,000	6,264,138
LHOME Mortgage Trust, Series 2021-RTL2, Class M(c)(d)	4.61%	01/25/24	4,750,000	4,582,214
LHOME Mortgage Trust, Series 2021-RTL3, Class M(c)(d)	5.19%	05/25/25	9,000,000	8,678,436
MASTR Alternative Loan Trust, Series 2007-1, Class 2A15(b)	1M US L + 0.37%	10/25/36	967,724	238,919
MFA , Series 2022-RTL1, Class A2(c)(d)	6.41%	04/26/27	13,000,000	13,031,877
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 4B2(b)(c)	2.96%	08/26/47	2,360,862	1,900,171
Nationstar Home Equity Loan Trust, Series 2006-B, Class M4(b)	1M US L + 0.44%	09/25/36	2,810,477	2,910,745
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class B1(b)(c)	5.00%	02/22/27	3,087,000	2,677,184
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class G(c)	5.00%	02/17/27	5,000,000	4,563,094
Point Securitization Trust, Series 2021-1, Class A2(b)(c)(g)	5.56%	02/25/52	14,000,001	13,840,986
Progress Residential , Series 2021-SFR10, Class G(c)	4.86%	12/17/28	4,000,000	3,500,374
Progress Residential , Series 2022-SFR1, Class G(c)	5.52%	02/17/29	2,000,000	1,761,807
RAAC, Series 2007-SP1, Class M3(b)	1M US L + 1.50%	03/25/37	3,186,890	2,970,710
RALI, Series 2005-QS12, Class A8(b)	1M US L + 0.35%	08/25/35	308,077	263,363
RALI, Series 2006-QS2, Class 1A10(b)	1M US L + 0.50%	02/25/36	1,487,102	1,176,526
RALI, Series 2006-QS8, Class A4(b)	1M US L + 0.45%	08/25/36	1,227,710	981,243
RALI, Series 2007-QO5, Class A(b)	12M US FED + 3.12%	08/25/47	9,681,096	2,277,820
RAMP, Series 2004-RS12, Class MII5(b)	1M US L + 1.75%	12/25/34	2,210,777	1,879,525
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4(b)(c)	4.70%	11/25/31	3,250,000	3,064,750
RMF Proprietary Issuance Trust, Series 2022-1, Class M2(b)(c)	3.00%	01/25/28	5,000,000	4,145,500
Roc Mortgage Trust, Series 2021-RTL1, Class M(b)(c)	5.68%	03/25/24	6,745,000	6,629,871
Saxon Asset Securities Trust, Series 2005-1, Class M4(b)	1M US L + 1.13%	03/25/35	730,404	537,286
Soundview Home Equity Loan Trust, Series 2007-NS1, Class M1(b)	1M US L + 0.35%	01/25/37	3,078,378	3,206,157
Specialty Underwriting & Residential Finance, Series 2005-BC1, Class B1(b)	1M US L + 1.80%	12/25/35	1,930,960	1,920,859
Starwood Mortgage Residential Trust, Series 2021-4, Class B2(b)(c)	4.14%	08/25/56	3,700,000	3,251,500
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2(b)	1M US L + 0.21%	01/25/37	1,641,952	2,031,924
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(b)	1M US L + 0.19%	02/25/37	5,575,642	7,177,988
Structured Asset Securities Corporation, Series 2006-EQ1A, Class M1(b)(c)	1M US L + 0.29%	07/25/36	6,767,002	6,930,229
Toorak Mortgage Corp., Ltd., Series 2021-1, Class M1(c)(d)	5.80%	07/25/23	9,500,000	9,377,790
Verus Securitization Trust, Series 2021-R3, Class B2(b)(c)	4.07%	04/25/64	3,000,000	2,764,311
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB3(b)	1M US L + 0.45%	05/25/35	1,429,940	1,263,917

See Notes to Consolidated Financial Statements.

10	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2022 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $289,983,536)				282,147,651

	7-Day Yield	Shares	Value
SHORT-TERM INVESTMENTS - COMMON SHARES (17.40%)
First American Government Obligations Fund	0.22%	245,878,960	245,878,959

TOTAL SHORT-TERM INVESTMENTS
(Cost $245,878,959)			245,878,959

TOTAL INVESTMENTS (99.03%)
(Cost $1,455,014,003)			$1,399,819,931

Other Assets In Excess Of Liabilities (0.97%)			13,676,088
NET ASSETS (100.00%)			$1,413,496,019

(a)	Perpetual maturity.
(b)	Floating or variable rate security. The Reference Rate is described below. Interest rate shown reflects the rate in effect at April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $883,861,089, which represents 62.53% of net assets as of April 30, 2022.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at April 30, 2022.
(e)	The Fund’s interest in this loan are held through a wholly-owned LLC of the Fund.
(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	Interest only securities.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

FED - Federal Funds Rate

Reference Rates:

1M US L - 1 Month LIBOR as of April 30, 2022 was 0.80%

3M US L - 3 Month LIBOR as of April 30, 2022 was 1.33%

5Y US TI - 5 Year US Treasury Index as of April 30, 2022 was 3.01%

12M US FED - 12 Month US FED as of April 30, 2022 was 0.08%

1D US SOFR - 1 Day US SOFR as of April 30, 2022 was 0.28%

1M US SOFR - 1 Month US SOFR as of April 30, 2022 was 0.77%

30D US SOFR - 30 Day US SOFR as of April 30, 2022 was 0.29%

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2022	11

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2022 (Unaudited)

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation
Receive	Goldman Sachs & Co. LLC	3 M US L	04/22/2028	15,000,000	USD	1.23%	$1,448,002	$1,448,002
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2027	4,000,000	USD	2.46%	47,347	47,347
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2024	13,000,000	USD	2.45%	61,154	61,154
Receive	Goldman Sachs & Co. LLC	3 M US L	05/25/2026	20,000,000	USD	0.91%	1,624,835	1,624,835
Receive	Goldman Sachs & Co. LLC	3 M US L	12/17/2023	50,000,000	USD	0.87%	1,649,782	1,649,783
Receive	Goldman Sachs & Co. LLC	3 M US L	08/05/2026	50,000,000	USD	0.73%	4,600,442	4,600,442
Receive	Goldman Sachs & Co. LLC	3 M US L	06/11/2028	36,000,000	USD	1.15%	3,705,645	3,705,645
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/11/2025	2,800,000	USD	2.51%	20,425	20,425
Receive	Goldman Sachs & Co. LLC	1D US SOFR	03/21/2026	9,000,000	USD	1.99%	254,000	254,000
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/19/2026	2,000,000	USD	2.50%	18,581	18,581
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/14/2025	3,000,000	USD	2.43%	28,745	28,745
Receive	Goldman Sachs & Co. LLC	3 M US L	02/11/2024	37,348,000	USD	1.51%	949,437	949,437
							$14,408,396	$14,408,396

*	Interest rate swaps receive interest quarterly and pay interest semiannually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

See Notes to Consolidated Financial Statements.

12	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Statement of Assets and Liabilities

April 30, 2022 (Unaudited)

ASSETS:
Investments, at fair value (Cost $1,455,014,003)	$1,399,819,931
Receivable for investment securities sold	3,320,611
Dividend receivable	329,059
Interest receivable	3,555,427
Receivable for shares sold	7,044,464
Deposit held with broker for interest rate swap contracts	15,769,410
Prepaid expenses and other assets	94,516
Total Assets	1,429,933,418

LIABILITIES:
Payable for investment securities purchased	6,945,640
Income distribution payable	4,948,286
Variation margin payable for interest rate swap contracts	629,285
Capital shares payable	2,576,732
Accrued legal and audit fees payable	21,329
Due to Adviser	1,003,946
Accrued fund accounting and administration fees payable	130,536
Distribution and shareholder service fees payable	20,575
Accrued Chief Compliance Officer fee payable	4,858
Other payables and accrued expenses	156,212
Total Liabilities	16,437,399
Net Assets	$1,413,496,019

COMPOSITION OF NET ASSETS:
Paid-in capital	$1,452,755,502
Total distributable earnings	(39,259,483)
Net Assets	$1,413,496,019

PRICING OF SHARES:
Class A
Net Assets	$43,361,453
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	4,654,135
Net Asset Value and redemption price per share	$9.32
Institutional Class
Net Assets	$1,370,134,566
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	146,003,861
Net Asset Value and redemption price per share	$9.38

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2022	13

Axonic Strategic Income Fund	Consolidated Statement of Operations

For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,837,792
Interest	34,817,485
Total Investment Income	36,655,277

EXPENSES:
Advisory fees (Note 4)	5,994,563
Audit and tax fees	42,461
Chief Compliance Officer fee (Note 4)	25,691
Custodian fees	56,001
Distribution fees
Class A	53,309
Fund accounting and administration fees (Note 4)	450,837
Insurance expenses	30,269
Legal fees	104,660
Printing expenses	26,715
Registration expenses	92,187
Shareholder service fees
Class A	29,716
Transfer agent fees (Note 4)	79,223
Trustees' fees and expenses (Note 4)	69,343
Other expenses	29,772
Total expenses before waiver/reimbursement/recoupment (Note 4)	7,084,747
Expense waiver/reimbursement (Note 4)	25,402
Recoupment of previously waived fees (Note 4)	(710)
Net expenses	7,109,439
Net Investment Income	29,545,838

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	3,268,275
Net realized gain on interest rate swap contracts	489,516
Net change in unrealized (depreciation) on investments	(69,316,317)
Net change in unrealized appreciation on interest rate swap contracts	12,440,369
Net Realized and Unrealized Loss on Investments	(53,118,157)

Net Decrease in Net Assets from Operations	$(23,572,319)

See Notes to Consolidated Financial Statements.

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Axonic Strategic Income Fund	Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
FROM OPERATIONS:
Net investment income	$29,545,838	$48,475,599
Net realized gain	3,757,791	28,823,407
Net change in unrealized (depreciation)	(56,875,948)	(4,571,941)
Net Increase/(Decrease) in Net Assets from Operations	(23,572,319)	72,727,065

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Institutional Class	(63,281,979)	(46,586,922)
Class A	(1,902,984)	(1,460,330)
Decrease in Net Assets from Distributions to Shareholders	(65,184,963)	(48,047,252)

CAPITAL SHARE TRANSACTIONS:
Class A
Proceeds from sale of shares of beneficial interest	13,490,898	20,426,162
Distributions reinvested	1,648,189	1,372,703
Disbursements for redemption of shares of beneficial interest	(9,435,027)	(4,474,663)
Institutional Class
Proceeds from sale of shares of beneficial interest	446,879,226	812,942,398
Distributions reinvested	44,749,100	31,676,593
Disbursements for redemption of shares of beneficial interest	(342,033,701)	(177,803,715)
Net Increase from Capital Share Transactions	155,298,685	684,139,478
Net Increase in Net Assets	66,541,403	708,819,291

NET ASSETS:
Beginning of period	1,346,954,616	638,135,325
End of period	$1,413,496,019	$1,346,954,616

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Class A
Beginning shares	4,067,120	2,323,971
Issued	1,407,120	2,056,635
Distributions reinvested	171,394	138,618
Redeemed	(991,499)	(452,104)
Institutional Class
Beginning shares	130,781,627	63,550,117
Issued	46,188,390	81,914,852
Distributions reinvested	4,622,160	3,184,354
Redeemed	(35,588,316)	(17,867,696)
Net increase in capital shares	15,809,249	68,974,659
Ending shares	150,657,996	134,848,747

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2022	15

Axonic Strategic Income Fund Class A	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021
OPERATING PERFORMANCE:
Net asset value - beginning of period	$9.94		$9.68
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.44
Net realized and unrealized gain on investments(b)	(0.39)		0.30
Total Income/(Loss) from Investment Operations	(0.21)		0.74

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.21)		(0.43)
From net realized gains	(0.20)		(0.05)
Total Distributions to Shareholders	(0.41)		(0.48)

Net asset value - end of period	$9.32		$9.94

Total Investment Return - Net Asset Value(c)	(1.84	%)(d)(e)	7.85	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$43,361		$40,414
Ratio of expenses to average net assets excluding reimbursement/recoupment(f)	1.38	%(g)	1.60%
Ratio of expenses to average net assets including reimbursement/recoupment(f)	1.50	%(g)	1.50%
Ratio of net investment income to average net assets(f)	3.69	%(g)	4.40%
Portfolio turnover rate	20	%(d)	66%

(a)	Calculated using average shares method.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.
(c)	During periods in which certain expenses were reimbursed, total returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(d)	Not Annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.
(g)	Annualized.

See Notes to Consolidated Financial Statements.

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Axonic Strategic Income Fund Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021
OPERATING PERFORMANCE:
Net asset value - beginning of period	$9.99		$9.69
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.48
Net realized and unrealized gain on investments(b)	(0.39)		0.30
Total Income/(Loss) from Investment Operations	(0.19)		0.78

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.22)		(0.43)
From net realized gains	(0.20)		(0.05)
Total Distributions to Shareholders	(0.42)		(0.48)

Net asset value - end of period	$9.38		$9.99

Total Investment Return - Net Asset Value(c)	(1.63	%)(d)(e)	8.28	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$1,370,135		$1,306,541
Ratio of expenses to average net assets excluding reimbursement/recoupment(f)	0.99	%(g)	1.02%
Ratio of expenses to average net assets including reimbursement/recoupment(f)	0.99	%(g)	1.04%
Ratio of net investment income to average net assets(f)	4.20	%(g)	4.87%
Portfolio turnover rate	20	%(d)	66%

(a)	Calculated using average shares method.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.
(c)	During periods in which certain expenses were reimbursed, total returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(d)	Not Annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.
(g)	Annualized.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2022	17

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements

April 30, 2022 (Unaudited)

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a non-diversified series of the Axonic Funds (the ”Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

On December 23, 2021, the Fund formed a wholly-owned subsidiary (the "Subsidiary"). To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiary, which is a pass-through entity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.” The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiary – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiary. As of April 30, 2022, the total value of investments held by the Subsidiary is $17,852,397, or approximately 1.26% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values it investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. Interest Rate Swaps are valued by an independent pricing service as approved by the Board. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

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Axonic Strategic Income Fund	Notes to Consolidated Financial Statements

April 30, 2022 (Unaudited)

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

Semi-Annual Report | April 30, 2022	19

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements

April 30, 2022 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of April 30, 2022:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$10,860,540	$–	$–	$10,860,540
Preferred Stocks	38,292,165	–	–	38,292,165
Asset-Backed Securities	–	260,726,045	–	260,726,045
Bank Loans	–	36,053,562	–	36,053,562
Commercial Mortgage-Backed Securities	–	390,071,948	–	390,071,948
Convertible Corporate Bonds	–	68,493,200	–	68,493,200
Corporate Bonds	–	67,295,861	–	67,295,861
Residential Mortgage-Backed Securities	–	282,147,651	–	282,147,651
Short-Term Investments	245,878,959	–	–	245,878,959
Total	$295,031,664	$1,104,788,267	$–	$1,399,819,931
Other Financial Instruments(b)
Assets:
Interest Rate Swap Contracts	$–	$14,408,396	$–	$14,408,396
Total	$–	$14,408,396	$–	$14,408,396

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of interest income.

Concentration of Credit Risk – The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Federal and Other Taxes – No provision for income taxes is included in the accompanying consolidated financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax provisions to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the consolidated financial statements.

As of and during the period ended April 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Consolidated Statement of Operations. The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for all open tax years have incorporated no uncertain tax positions that require a provision for income taxes.

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Axonic Strategic Income Fund	Notes to Consolidated Financial Statements

April 30, 2022 (Unaudited)

Distributions to Shareholders – Distributions from the Fund’s net investment income are accrued daily and typically paid monthly. However, there can be no assurances that the Fund will achieve any level of distribution to its Shareholders. The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. SWAPS

The Fund may transact in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time.

Semi-Annual Report | April 30, 2022	21

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements

April 30, 2022 (Unaudited)

The table below is a summary of the effect of interest rate swaps on the Consolidated Statement of Assets and Liabilities.

Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Asset Derivatives Gross Unrealized Appreciation	Liability Derivatives Gross Unrealized Depreciation
Axonic Strategic Income Fund
Interest Rate Risk (Swap Contracts)	Unrealized appreciation/depreciation on interest rate swap contracts(a)	$14,408,396	$–
Total		$14,408,396	$–

(a)	The value presented includes cumulative gain/(loss) on swap contracts; however, the value reflected on the accompanying Consolidated Statement of Assets and Liabilities is the unsettled variation margin receivable/(payable) and/or unrealized appreciation/(depreciation) as of April 30, 2022.

The average notional value of interest rate swap contracts from the period of initial investment to April 30, 2022, was $6,915,034.

The effect of interest rate swap contracts on the Consolidated Statement of Operations for the period ended April 30, 2022, is shown in the table below.

Risk Exposure	Consolidated Statement of Operations Location	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)
Axonic Strategic Income Fund
Interest Rate Risk (Swap Contracts)	Net realized gain on interest rate swap contracts/Net change in unrealized appreciation on interest rate swap contracts	$489,516	$12,440,369
Total		$489,516	$12,440,369

4. ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Advisory Fees – Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee equal to 0.85% of the Fund’s average daily net assets. For the period ended April 30, 2022, the Fund incurred $5,994,563 in Advisory fees.

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 1.10% of the Fund’s average daily net assets (the “Expense Limit”) through December 31, 2023. The Expense Limit excludes certain expenses and, consequently, the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. During the period ended April 30, 2022, the Adviser reimbursed expenses to the Fund of $710 all of which was attributable to Class I, and the Fund repaid the Adviser previously waived fees and expenses of $25,402 which was attributable to Class A.

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Axonic Strategic Income Fund	Notes to Consolidated Financial Statements

April 30, 2022 (Unaudited)

As of April 30, 2022, the following amounts were available for recoupment by the Adviser based upon their potential expiration dates:

Fund	Expires 2023	Expires 2024	Expires 2025
Axonic Strategic Income Fund
Class A	$9,437	$38,814	$–
Institutional Class	–	–	710

Chief Compliance Officer ("CCO") Services – The CCO of the Fund is an affiliate of the Fund. For the period ended April 30 ,2022, the total related amounts paid by the Fund for CCO fees are included in Chief Compliance Officer fees on the Fund’s Consolidated Statement of Operations.

Fund Accounting and Administration Fees and Expenses – ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services.

Transfer Agent – DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Distributor – The Fund has entered into a distribution agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. There are no fees paid to the Distributor pursuant to the distribution agreement.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of ALPS. During the period ended April 30, 2022, no fees were retained by the Distributor.

Trustees – Officers of the Trust and the Trustees who are “interested persons” of the Trust or the Adviser receive no salary from the Trust. The Independent Trustees also serve as independent trustees on the Board of Trustees of the Axonic Alternative Income Fund, a closed-end interval fund for which Axonic Capital LLC also serves as the investment adviser. As of January 1, 2022 for their service on the Board and the Board of Trustees of Axonic Alternative Income Fund, the Independent Trustees receive the following fees, which are split between the Fund and the Axonic Alternative Income Fund pro rata based on assets under management: $30,000 annual retainer for each Independent Trustee, $5,000 annually for each of the Valuation Committee Chair, Audit Committee Chair and Nominating and Governance Committee Chair, $5,000 for each quarterly meeting, and $1,000 for each special meeting. Prior to January 1, 2022 the Trustees received an annual retainer of $25,000, $3,000 annually for each of the Valuation Committee Chair, Audit Committee Chair and Nominating and Governance Committee Chair, $5,000 for each quarterly meeting, and $1,000 for each special meeting. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings.

5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended April 30, 2022, amounted to $371,276,271 and $233,368,877 respectively.

6. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

As of April 30, 2022, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

Cost of investments for income tax purposes	$1,455,136,211
Gross appreciation (excess of value over tax cost)	$10,324,149
Gross depreciation (excess of tax cost over value)	(65,640,429)
Net unrealized depreciation	$(55,316,280)

Semi-Annual Report | April 30, 2022	23

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements

April 30, 2022 (Unaudited)

7. LINE OF CREDIT

On June 10, 2020, the Fund entered into a $40,000,000 uncommitted, secured, revolving line of credit agreement (“Credit Agreement”) with U.S. Bank National Association for redemption purposes, subject to annual renewal and other limitations of the 1940 Act for borrowings. On January 15, 2021, the revolving line of credit agreement was amended to increase the maximum borrowing amount to $90,000,000. On July 2, 2021, the revolving line of credit agreement was amended to increase the maximum borrowing amount to the lesser of (i) $200,000,000.00), (ii) 15% of the gross market value of the Fund, (iii) 33.33% of the market value of the unencumbered assets of the Fund, and (iv) termination date of July 1, 2022. Borrowings under the Credit Agreement bear interest of the lender’s prime rate at the time of borrowing. Borrowings under the Credit Agreement are secured by a perfected, first priority security interest in the assets of the Fund. The Fund had no borrowings during the period ended April 30, 2022.

8. SIGNIFICANT SHAREHOLDERS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of April 30, 2022, the following entities owned beneficially more than 25% of the Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately). Any transaction by these investors could have a material impact on the share class.

Name	Percentage
National Financial Services LLC	43.00%
Charles Schwab & Co Inc	48.38%

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these consolidated financial statements.

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Axonic Strategic Income Fund	Additional Information

April 30, 2022 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 833-429-6642, or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT; the Fund’s Form N-PORT reports are available on the SEC’s Website at http://www.sec.gov.

Semi-Annual Report | April 30, 2022	25

Axonic Strategic Income Fund	Liquidity Risk Management Program

April 30, 2022 (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short- and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees (the “Board”) approved the appointment of the Liquidity Administrator Committee, comprising of certain employees of the Fund’s Adviser and certain Trust officers, to be responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The annual written report assessing the Program (the “Report”) was presented to the Board at the December 9, 2021 Board meeting and covered the period from November 1, 2021 to October 31, 2022 (the “Review Period”).

During the Review Period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and the Program has been effectively implemented.

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Axonic Strategic Income Fund	Trustees and Officers

April 30, 2022 (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Fund. Unless otherwise indicated in the table below, the address of each Trustee and officer of the Fund is 520 Madison Avenue, 42nd Floor, New York, New York 10022. Information about the Trustees and officers of the Fund is provided in the table below. Additional information about members of the Board of Trustees and Officers of the Trust is available in the Statement of Additional Information, which is available, without charge, upon request, by calling the Funds (toll-free) at 1-833-429-6642 (833-4Axonic).

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held During the Past 5 Years
INDEPENDENT TRUSTEES OF THE TRUST
Joshua M. Barlow 1978	Independent Trustee	Indefinite Term; Since Inception	Managing Director, Valhalla Fiduciary (June 2018 – present); Head of Operational Due Diligence and Accounting and other positions, PAAMCO (Pacific Alternative Asset Management Company, LLC) (March 2006 – June 2018).	2	Axonic Alternative Income Fund
Charles D. Mires 1960	Independent Trustee	Indefinite Term; Since Inception	Director CIB Marine Bancshares, Inc. (2010 – present); Retired from full time employment December, 2015; Director of Fixed Income, Alternative Strategies, and Third Party Mandates, Franklin Street Partners (2011- 2015).	2	Axonic Alternative Income Fund; CIB Marine Bancshares, Inc.
Thomas S. Vales 1964	Independent Trustee	Indefinite Term; Since April 15, 2020	Chief Executive Officer, TMC Bonds LLC (an alternative trading system for fixed income) (2000 – 2019); Member, FINRA Fixed Income Advisory Committee (2016-2018).	2	Axonic Alternative Income Fund
INTERESTED TRUSTEE OF THE TRUST**
Clayton DeGiacinto 1972	Trustee, President (Principal Executive Officer)	Indefinite Term; Since Inception	Managing Member and Chief Investment Officer, Axonic Capital LLC (2010 – present).	2	Axonic Alternative Income Fund

*	The Fund complex consists of the Fund and the Axonic Alternative Income Fund, a registered closed-end interval fund for which Axonic Capital LLC also serves as the investment adviser.
**	Clayton DeGiacinto is an Interested Trustee because he is the Managing Member and Chief Investment Officer of the Adviser.

Semi-Annual Report | April 30, 2022	27

Axonic Strategic Income Fund	Trustees and Officers

April 30, 2022 (Unaudited)

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS OF THE TRUST
John Kelly 1978	Treasurer (Principal Financial Officer)	Indefinite Term; Since Inception	Chief Financial Officer, Axonic Capital LLC (2017 – present); Controller, J. Goldman & Co. LP (June 2015- 2017); Manager of Financial Reporting, Moore Capital Management LP (2003 – 2015).
Joseph Grogan 1980	Secretary; Chief Compliance Officer	Indefinite Term; Since Inception	Chief Compliance Officer, Axonic Capital LLC (February 2018 – present); Chief Compliance Officer, Claren Road Asset Management, LLC (January 2015 – February 2018); Director of Compliance, Claren Road Asset Management, LLC (July 2011 – January 2015).

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Axonic Strategic Income Fund	Privacy Policy

April 30, 2022 (Unaudited)

DATA PRIVACY POLICY AND PROCEDURE

Policy Statement:

Axonic Strategic Income Fund (the “Fund”) has in effect the following policy (the “Data Privacy Policy”) with respect to nonpublic personal information about its customers.

The Fund collects nonpublic personal information about its customers1 from the following sources:

•	account applications and other forms, which may include a customer’s name, address, social security number, and information about a customer's investment goals and risk tolerance;
•	account history, including information about the transactions and balances in a customer's account; and
•	correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

In addition, the Fund may obtain consumer information about its customers from consumer reports.

The Fund will not release nonpublic personal or consumer information about its customers or their accounts unless one of the following conditions is met:

•	Prior written consent is received.
•	The Fund believes the recipient to be the customer of the Fund or such Fund customer's authorized representative.
•	The Fund is required by law to release information to the recipient.

The Fund does not give or sell nonpublic personal or consumer information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use nonpublic personal or consumer information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.

The Fund restricts access to nonpublic personal and consumer information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund or its Transfer Agent shares nonpublic personal or consumer information with other service providers, it protects that information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of customers' nonpublic personal and consumer information.

The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

II. Physical, Electronic and Procedural Safeguards

The following includes a list of the primary physical, electronic and procedural safeguards employed by the Transfer Agent to ensure against unauthorized access and proper disposal of customers’ nonpublic personal and consumer information.

•	The Fund shall distribute this Data Privacy Policy annually to shareholders through the Fund’s annual report to shareholders to ensure compliance with shareholder notification requirements mandated by Regulation S-P.

•	Should a change in this Data Privacy Policy occur during the year that requires a change to this Data Privacy Policy, the Principal Underwriter or Transfer Agent will provide existing customers of the Fund with an updated Data Privacy Policy.

•	The Transfer Agent shall maintain a third-party list that identifies any non-affiliated third-parties that do business with the Transfer Agent, the type(s) of service(s) provided, whether there is an exchange of non-public personal information, and whether these relationships fall outside of any exceptions and/or exemptions to the opt-out requirements afforded under Regulation S-P. Appropriate confidentiality language must exist in the contractual arrangements with each of these relations.

[1]	For purposes of this Data Privacy Policy, the terms “customer” or “customers” includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Fund, but do not invest in Fund shares.

Semi-Annual Report | April 30, 2022	29

Axonic Strategic Income Fund	Privacy Policy

April 30, 2022 (Unaudited)

•	The Transfer Agent, the Administrator, the Fund Accounting Agent, the Principal Underwriter, and Investment Adviser shall maintain procedures related to the security of nonpublic personal information and consumer information (including physical, electronic and procedural safeguards) and properly disposal of such information.

•	Any data privacy related questions, concerns or breaches will be brought to the attention of the Fund’s CCO.

Procedures:

1.	The Fund’s CCO will determine that the policies and procedures of the Transfer Agent, Principal Underwriter and the Fund’s other service providers are reasonably designed to safeguard customer information and require only appropriate and authorized access to, and use of, customer information through the application of appropriate administrative, technical, physical, and procedural safeguards that comply with applicable federal standards and regulations.

2.	The Fund’s CCO will continually monitor applicable regulations that may cause policies of the Fund and/or its service providers subject to the requirements of Regulation S-P to change.

3.	Annually, the Fund’s CCO will review any independent reviews applicable to data security at its service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

4.	Annually, the Fund’s CCO will inquire and review, where applicable, any related data privacy issues reported by the Fund’s service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

Adopted: December 31, 2019

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AXONIC STRATEGIC INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2022

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Axonic Funds

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Axonic Funds

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	July 6, 2022

By:	/s/ John R. Kelly
John R. Kelly (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	July 6, 2022